Income Taxes - Schedule of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Valuation Allowance [Abstract]
Balance at beginning	¥ 548
Addition	443	548
Write off
Balance at ending	¥ 991	¥ 548